Earnings per share - Summary Of Weighted Average Number Of Common Shares Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 Day shares	Dec. 31, 2020 Day shares	Dec. 31, 2019 shares
Weighted average common shares outstanding [Line Items]
Accumulated number of shares outstanding during period	264,412,341,853	264,349,971,246
Weighted average number of common shares outstanding	724,417,375	722,267,681	685,000,000
Issuance of new shares (comprehensive share exchange)
Weighted average common shares outstanding [Line Items]
Dates (Unit: Day) | Day	144
Accumulated number of shares outstanding during period	834,172,704
Number of issuance of new shares	5,792,866
Treasury stock
Weighted average common shares outstanding [Line Items]
Dates (Unit: Day) | Day	144
Accumulated number of shares outstanding during period	(49,534,416)
Number Of Treasury Stock Shares	(343,989)
Common shares issued at the beginning of the period
Weighted average common shares outstanding [Line Items]
Number of shares	722,267,683	722,267,683
Dates (Unit: Day) | Day	365	366
Accumulated number of shares outstanding during period	263,627,704,295	264,349,971,978
Treasury stock
Weighted average common shares outstanding [Line Items]
Number of shares	(2)	(2)
Dates (Unit: Day) | Day	365	366
Accumulated number of shares outstanding during period	(730)	(732)